financial instruments (Tables)	6 Months Ended
Jun. 30, 2018
financial instruments
Schedule of financial instruments and the nature of certain risks to which they may be subject

Risks
Market risks
Financial instrument	Credit	Liquidity	Currency	Interest rate	Other price
Measured at amortized cost
Accounts receivable	X		X
Contract assets	X
Construction credit facilities advances to real estate joint venture				X
Short-term obligations		X	X	X
Accounts payable		X	X
Provisions (including restructuring accounts payable)		X	X		X
Long-term debt		X	X	X
Measured at fair value
Cash and temporary investments	X		X	X
Long-term investments (not subject to significant influence) 1			X		X
Foreign exchange derivatives 2	X	X	X
Share-based compensation derivatives 2	X	X			X

(1)	Long-term investments over which we do not have significant influence are measured at fair value if those fair values can be reliably measured.
(2)

Use of derivative financial instruments is subject to a policy which requires that no derivative transaction is to be entered into for the purpose of establishing a speculative or leveraged position (the corollary being that all derivative transactions are to be entered into for risk management purposes only) and sets criteria for the creditworthiness of the transaction counterparties.

Schedule of maximum exposure (excluding income tax effects) to credit risk

As at (millions)	June 30, 2018	December 31, 2017	January 1, 2017
		(adjusted – Note 2(c))	(Note 2(c))
Cash and temporary investments, net	$683	$509	$432
Accounts receivable	1,485	1,614	1,462
Contract assets	1,125	1,153	1,052
Derivative assets	35	24	17

	$3,328	$3,300	$2,963

Analysis of the age of customer accounts receivable

As at (millions)	June 30, 2018			December 31, 2017			January 1, 2017
	Gross	Allowance	Net 1 (Note 6(b))	Gross	Allowance	Net 1 (Note 6(b))	Gross	Allowance	Net 1 (Note 6(b))
						(adjusted – Note 2(c))			(Note 2(c))
Customer accounts receivable, net of allowance for doubtful accounts
Less than 30 days past billing date	$771	$(10)	$761	$905	$(10)	$895	$899	$(11)	$888
30-60 days past billing date	262	(9)	253	185	(8)	177	185	(9)	176
61-90 days past billing date	73	(8)	65	60	(8)	52	44	(9)	35
More than 90 days past billing date	60	(19)	41	62	(17)	45	80	(25)	55

	$1,166	$(46)	$1,120	$1,212	$(43)	$1,169	$1,208	$(54)	$1,154

(1)	Net amounts represent customer accounts receivable for which an allowance had not been made as at the dates of the Consolidated statements of financial position.

Summary of activity related to the allowance for doubtful accounts

	Three months		Six months
Periods ended June 30 (millions)	2018	2017	2018	2017
Balance, beginning of period	$47	$50	$43	$54
Additions (doubtful accounts expense)	11	12	27	29
Accounts written off, net of recoveries	(13)	(14)	(27)	(35)
Other	1	2	3	2

Balance, end of period	$46	$50	$46	$50

Summary of contract assets and related impairment allowance activity

As at (millions)	June 30, 2018			December 31, 2017			January 1, 2017
	Gross	Allowance	Net (Note 6(c))	Gross	Allowance	Net (Note 6(c))	Gross	Allowance	Net (Note 6(c))
						(Note 2(c))			(Note 2(c))
Contract assets, net of impairment allowance
To be billed and thus reclassified to accounts receivable during:
The 12-month period ending one year hence	$958	$(51)	$907	$958	$(51)	$907	$901	$(48)	$853
The 12-month period ending two years hence	374	(20)	354	407	(22)	385	359	(21)	338
Thereafter	12	(1)	11	11	—	11	15	(1)	14

	$1,344	$(72)	$1,272	$1,376	$(73)	$1,303	$1,275	$(70)	$1,205

	Three-month periods ended June 30		Six-month periods ended June 30		Year ended December 31,
(millions)	2018	2017	2018	2017	2017
Balance, beginning of period	$74	$73	$73	$—	$—
Transitional amount	—	—	—	70	70

Adjusted opening balance	74	73	73	70	70
Additions (impairment expense)	7	7	19	18	39
Other	(9)	(10)	(20)	(18)	(36)

Balance, end of period	$72	$70	$72	$70	$73

Schedule of contractual maturities of undiscounted financial liabilities, Non-derivative

	Non-derivative				Derivative
	Non-interest		Construction	Composite long-term debt
	bearing		credit facilities	Long-term	Currency swap agreement		Currency swap agreement
	financial	Short-term	commitment 2	debt 1	amounts to be exchanged 3		amounts to be exchanged
As at June 30, 2018 (millions)	liabilities	borrowings 1	(Note 21)	(Note 26)	(Receive)	Pay	(Receive)	Pay	Total
2018	$1,992	$102	$54	$1,333	$(45)	$44	$(313)	$301	$3,468
2019	144	13	—	564	(92)	89	(212)	206	712
2020	214	—	—	1,564	(92)	89	—	—	1,775
2021	108	—	—	1,563	(92)	89	—	—	1,668
2022	18	—	—	2,092	(92)	89	—	—	2,107
Thereafter	4	—	—	14,729	(3,839)	3,769	—	—	14,663

Total	$2,480	$115	$54	$21,845	$(4,252)	$4,169	$(525)	$507	$24,393

				Total (Note 26(f))		$21,762

(1)

Cash outflows in respect of interest payments on our short-term borrowings, commercial paper and amounts drawn under our credit facilities (if any) have been calculated based upon the interest rates in effect as at June 30, 2018. Maturities reflect the June 28, 2018, exercise of our right to early redeem, on August 1, 2018, all of our 5.05%, Series CG Notes (see Note 26(b)).

(2)	The drawdowns on the construction credit facilities are expected to occur as construction progresses through 2019.
(3)

The amounts included in undiscounted non-derivative long-term debt in respect of U.S. dollar-denominated long-term debt, and the corresponding amounts in the long-term debt currency swaps receive column, have been determined based upon the currency exchange rates in effect as at June 30, 2018. The hedged U.S. dollar-denominated long-term debt contractual amounts at maturity, in effect, are reflected in the long-term debt currency swaps pay column as gross cash flows are exchanged pursuant to the currency swap agreements.

	Non-derivative				Derivative
	Non-interest		Construction	Composite long-term debt
	bearing		credit facilities	Long-term	Currency swap agreement		Currency swap agreement
As at December 31, 2017	financial	Short-term	commitment 2	debt 1	amounts to be exchanged 3		amounts to be exchanged
(millions)	liabilities	borrowings 1	(Note 21)	(Note 26)	(Receive)	Pay	(Receive)	Pay	Total
2018	$2,232	$103	$67	$1,928	$(1,188)	$1,206	$(545)	$557	$4,360
2019	40	—	—	1,531	(44)	46	—	—	1,573
2020	19	—	—	1,480	(44)	46	—	—	1,501
2021	95	—	—	1,480	(44)	46	—	—	1,577
2022	18	—	—	1,913	(44)	46	—	—	1,933
Thereafter	16	—	—	11,430	(1,591)	1,679	—	—	11,534

Total	$2,420	$103	$67	$19,762	$(2,955)	$3,069	$(545)	$557	$22,478

				Total		$19,876

(1)

Cash outflows in respect of interest payments on our short-term borrowings, commercial paper and amounts drawn under our credit facilities (if any) have been calculated based upon the interest rates in effect as at December 31, 2017

(2)	The drawdowns on the construction credit facilities are expected to occur as construction progresses through 2019.
(3)

The amounts included in undiscounted non-derivative long-term debt in respect of U.S. dollar-denominated long-term debt, and the corresponding amounts in the long-term debt currency swaps receive column, have been determined based upon the currency exchange rates in effect as at December 31, 2017. The hedged U.S. dollar-denominated long-term debt contractual amounts at maturity, in effect, are reflected in the long-term debt currency swaps pay column as gross cash flows are exchanged pursuant to the currency swap agreements.

Schedule of contractual maturities of undiscounted financial liabilities, Derivative

	Non-derivative				Derivative
	Non-interest		Construction	Composite long-term debt
	bearing		credit facilities	Long-term	Currency swap agreement		Currency swap agreement
	financial	Short-term	commitment 2	debt 1	amounts to be exchanged 3		amounts to be exchanged
As at June 30, 2018 (millions)	liabilities	borrowings 1	(Note 21)	(Note 26)	(Receive)	Pay	(Receive)	Pay	Total
2018	$1,992	$102	$54	$1,333	$(45)	$44	$(313)	$301	$3,468
2019	144	13	—	564	(92)	89	(212)	206	712
2020	214	—	—	1,564	(92)	89	—	—	1,775
2021	108	—	—	1,563	(92)	89	—	—	1,668
2022	18	—	—	2,092	(92)	89	—	—	2,107
Thereafter	4	—	—	14,729	(3,839)	3,769	—	—	14,663

Total	$2,480	$115	$54	$21,845	$(4,252)	$4,169	$(525)	$507	$24,393

				Total (Note 26(f))		$21,762

(1)

Cash outflows in respect of interest payments on our short-term borrowings, commercial paper and amounts drawn under our credit facilities (if any) have been calculated based upon the interest rates in effect as at June 30, 2018. Maturities reflect the June 28, 2018, exercise of our right to early redeem, on August 1, 2018, all of our 5.05%, Series CG Notes (see Note 26(b)).

(2)	The drawdowns on the construction credit facilities are expected to occur as construction progresses through 2019.
(3)

The amounts included in undiscounted non-derivative long-term debt in respect of U.S. dollar-denominated long-term debt, and the corresponding amounts in the long-term debt currency swaps receive column, have been determined based upon the currency exchange rates in effect as at June 30, 2018. The hedged U.S. dollar-denominated long-term debt contractual amounts at maturity, in effect, are reflected in the long-term debt currency swaps pay column as gross cash flows are exchanged pursuant to the currency swap agreements.

	Non-derivative				Derivative
	Non-interest		Construction	Composite long-term debt
	bearing		credit facilities	Long-term	Currency swap agreement		Currency swap agreement
As at December 31, 2017	financial	Short-term	commitment 2	debt 1	amounts to be exchanged 3		amounts to be exchanged
(millions)	liabilities	borrowings 1	(Note 21)	(Note 26)	(Receive)	Pay	(Receive)	Pay	Total
2018	$2,232	$103	$67	$1,928	$(1,188)	$1,206	$(545)	$557	$4,360
2019	40	—	—	1,531	(44)	46	—	—	1,573
2020	19	—	—	1,480	(44)	46	—	—	1,501
2021	95	—	—	1,480	(44)	46	—	—	1,577
2022	18	—	—	1,913	(44)	46	—	—	1,933
Thereafter	16	—	—	11,430	(1,591)	1,679	—	—	11,534

Total	$2,420	$103	$67	$19,762	$(2,955)	$3,069	$(545)	$557	$22,478

				Total		$19,876

(1)

Cash outflows in respect of interest payments on our short-term borrowings, commercial paper and amounts drawn under our credit facilities (if any) have been calculated based upon the interest rates in effect as at December 31, 2017

(2)	The drawdowns on the construction credit facilities are expected to occur as construction progresses through 2019.
(3)

The amounts included in undiscounted non-derivative long-term debt in respect of U.S. dollar-denominated long-term debt, and the corresponding amounts in the long-term debt currency swaps receive column, have been determined based upon the currency exchange rates in effect as at December 31, 2017. The hedged U.S. dollar-denominated long-term debt contractual amounts at maturity, in effect, are reflected in the long-term debt currency swaps pay column as gross cash flows are exchanged pursuant to the currency swap agreements.

Sensitivity analysis of exposure to market risks

Six-month periods ended June 30	Net income		Other comprehensive income		Comprehensive income
(increase (decrease) in millions)	2018	2017	2018	2017	2018	2017
Reasonably possible changes in market risks 1
10% change in C$: US$ exchange rate
Canadian dollar appreciates	$—	$(1)	$(17)	$(13)	$(17)	$(14)
Canadian dollar depreciates	$—	$1	$17	$17	$17	$18
25 basis point change in interest rate
Interest rates increase	$—	$(1)	$4	$1	$4	$—
Interest rates decrease	$—	$1	$(3)	$—	$(3)	$1
25% 2 change in Common Share price 3
Price increases	$(15)	$(9)	$20	$20	$5	$11
Price decreases	$23	$8	$(20)	$(20)	$(3)	$(12)

(1)

These sensitivities are hypothetical and should be used with caution. Changes in net income and/or other comprehensive income generally cannot be extrapolated because the relationship of the change in assumption to the change in net income and/or other comprehensive income may not be linear. In this table, the effect of a variation in a particular assumption on the amount of net income and/or other comprehensive income is calculated without changing any other factors; in reality, changes in one factor may result in changes in another, which might magnify or counteract the sensitivities.

The sensitivity analysis assumes that we would realize the changes in exchange rates; in reality, the competitive marketplace in which we operate would have an effect on this assumption.

No consideration has been made for a difference in the notional number of Common Shares associated with share-based compensation awards made during the reporting period that may have arisen due to a difference in the Common Share price.

(2)

To facilitate ongoing comparison of sensitivities, a constant variance of approximate magnitude has been used. Reflecting a six-month data period and calculated on a monthly basis, the volatility of our Common Share price as at June 30, 2018, was 7.7% (2017 – 5.5%).

(3)

The hypothetical effects of changes in the price of our Common Shares are restricted to those which would arise from our share-based compensation awards that are accounted for as liability instruments and the associated cash-settled equity swap agreements.

Schedule of derivative financial instruments measured at fair value on a recurring basis

As at (millions)	June 30, 2018					December 31, 2017
	Designation	Maximum maturity date	Notional amount	Fair value 1 and carrying value	Price or rate	Maximum maturity date	Notional amount	Fair value 1 and carrying value	Price or rate
Current Assets 2
Derivatives used to manage
Currency risks arising from U.S. dollar-denominated purchases	HFH 3	2019	$361	$17	US$1.00: C$1.25	2018	$110	$2	US$1.00: C$1.24
Currency risks arising from U.S. dollar revenues	HFT 4	2019	$1	—	US$1.00: C$1.32	2018	$71	1	US$1.00: C$1.25
Changes in share-based compensation costs (Note 14(b))	HFH 3	2018	$76	12	$41.07	2018	$73	14	$ 40.91
Currency risks arising from U.S. dollar-denominated long-term debt (Note 26(b)-(c))	HFH 3	2018	$3	—	US$1.00: C$1.28	2018	$124	1	US$1.00: C$1.24
Interest rate risk associated with non-fixed rate credit facility amounts drawn (Note 26(e))	HFH 3	2019	$8	—	2.64%	—	$—	—	—

				$29				$18

Other Long-Term Assets 2
Derivatives used to manage
Changes in share-based compensation costs (Note 14(b))	HFH 3	2020	$132	$6	$47.08	2019	$63	$6	$ 45.46
Interest rate risk associated with non-fixed rate credit facility amounts drawn (Note 26(e))	HFH 3	2022	$144	—	2.64%	—	$—	—	—

				$6				$6

Current Liabilities 2
Derivatives used to manage
Currency risks arising from U.S. dollar-denominated purchases	HFH 3	2019	$28	$—	US$1.00: C$1.32	2018	$376	$14	US$1.00: C$1.30
Currency risks arising from U.S. dollar revenues	HFT 4	2019	$117	3	US$1.00: C$1.32	—	$—	—	—
Currency risks arising from U.S. dollar-denominated long-term debt (Note 26(b)-(c))	HFH 3	—	$—	—	—	2018	$1,036	18	US$1.00: C$1.28
Interest rate risk associated with planned refinancing of debt maturing	HFH 3	—	$—	—	—	2018	$300	1	2.14%, GOC 10-year term

				$3				$33

Other Long-Term Liabilities 2
Derivatives used to manage
Currency risks arising from U.S. dollar-denominated long-term debt (Note 26(b)-(c))	HFH 3	2048	$4,166	$63	US$1.00: C$1.29	2027	$1,910	$76	US$1.00: C$1.32

(1)	Fair value measured at reporting date using significant other observable inputs (Level 2).

(2)	Derivative financial assets and liabilities are not set off.

(3)	Designated as held for hedging (HFH) upon initial recognition (cash flow hedging item); hedge accounting is applied.

Unless otherwise noted, hedge ratio is 1:1 and is established by assessing the degree of matching between the notional amounts of hedging items and the notional amounts of the associated hedged items.

(4)	Designated as held for trading (HFT), and classified as fair value through net income, upon initial recognition; hedge accounting is not applied.

Schedule of long-term debt amortized cost and fair value
As at (millions)	June 30, 2018		December 31, 2017
	Carrying value	Fair value	Carrying value	Fair value
Long-term debt (Note 26)	$14,145	$14,568	$13,660	$14,255

Schedule of gains and losses, excluding income tax effects, on derivative instruments classified as cash flow hedging items

		Amount of gain (loss) recognized in other comprehensive income		Gain (loss) reclassified from other comprehensive income to income (effective portion) (Note 11)
		(effective portion) (Note 11)			Amount
Periods ended June 30 (millions)	Note	2018	2017	Location	2018	2017
THREE-MONTHS
Derivatives used to manage currency risks
Arising from U.S. dollar-denominated purchases		$6	$(10)	Goods and services purchased	$(1)	$4
Arising from U.S. dollar-denominated long-term debt	26(b)-(c)	15	(19)	Financing costs	53	(54)

		21	(29)		52	(50)
Derivatives used to manage other market risk
Changes in share-based compensation costs	14(b)	8	9	Employee benefits expense	5	4

		$29	$(20)		$57	$(46)

SIX-MONTHS
Derivatives used to manage currency risks
Arising from U.S. dollar-denominated purchases		$19	$(12)	Goods and services purchased	$(6)	$5
Arising from U.S. dollar-denominated long-term debt	26(b)-(c)	58	(38)	Financing costs	120	(65)

		77	(50)		114	(60)
Derivatives used to manage other market risk
Changes in share-based compensation costs	14(b)	(1)	9	Employee benefits expense	2	5

		$76	$(41)		$116	$(55)

Schedule of gains and losses arising from derivative instruments classified as held for trading

		Gain (loss) recognized in income on derivatives
		Three months		Six months
Periods ended June 30 (millions)	Location	2018	2017	2018	2017
Derivatives used to manage currency risks	Financing costs	$1	$2	$—	$4